Tax	6 Months Ended
Jun. 30, 2025
Tax [Abstract]
TAX
12.	TAX

Cayman Islands and BVI

The Company was incorporated in the Cayman Islands and several of its wholly-own subsidiaries were incorporated in the BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands and the BVI.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (“IRO”)) for corporations. The Group was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

United States

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Tax Act”) which significantly changed previous U.S. tax laws, including a reduction of corporate income tax rate from 35% to 21% and a one-time transition tax on deemed repatriation of undistributed foreign earnings.

Europe

The Company’s subsidiaries, which were mainly incorporated in European Union (“EU”) countries, such as Netherland, Italy, and France, are subjected to enterprise income tax on the respective country’s taxable income as determined under the tax laws and accounting standards at rates ranging from 16.5% to 28%.

The PRC

Generally, the Company’s subsidiaries that are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

In accordance with the implementation rules of Enterprise Income Tax Laws of the PRC (the “EIT Laws”), a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. The Company’s subsidiary, Jiangxi Yibo, is qualified as HNTE and has renewed its HNTE certificate in 2022, which will expire on December 14, 2025. Therefore, Jiangxi Yibo is eligible to enjoy a preferential tax rate of 15% from 2019 to 2025 to the extent it has taxable income under the EIT Law.

For the six months ended June 30, 2024 and 2025, Jiangxi Leibotai, a wholly owned subsidiary of Jiangxi Yibo, was recognized as a small low-profit enterprise. For the six months ended June 30, 2024, Yantuo, a wholly owned subsidiary of Jiangxi Yibo, was recognized as a small low-profit enterprise.

According to the Announcement on Preferential Income Tax policies for Small and micro enterprises and Individual industrial and commercial households (Caishui[2023] No.6) issued by the Ministry of Finance and the State Taxation Administration on March 26, 2023, for small and low-profit enterprises with an annual taxable income not exceeding RMB1 million (equivalent to $0.1 million), a reduction of 25% will be included in the taxable income and the enterprise income tax will be paid at a 20% tax rate. The execution period of this announcement was from January 1, 2023 to December 31, 2024. According to the Announcement of the Ministry of Finance and the State Administration of Taxation on Further Supporting the Development of Small and Micro Enterprises and Individual Businesses in Relevant Tax Policies (Caishui[2023] No.12) issued by the Ministry of Finance and the State Taxation Administration on August 2, 2023, The execution period is extended to December 31, 2027.

With the above preferential income tax rate, the tax holiday resulted in a cost of $520 and savings of $846 for the six months ended June 30, 2024 and 2025, respectively.

The income tax provision consisted of the following components:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Current income tax expense	$(95)	$(212)
Deferred income tax (expense)/benefit	(707)	5
Total income tax expense	$(802)	$(207)

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods is as follows:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Computed income tax expense with PRC statutory tax rate	25.00%	25.00%
Non-deductible items	0.11%	(0.05)%
Additional deduction of qualified R&D expenditures	(8.73)%	5.25%
Effect of tax holiday and preferential tax rate	(10.19)%	(10.80)%
Changes in valuation allowance	9.64%	(22.12)%
Effect of income tax rate differences in jurisdictions other than the PRC	0.17%	0.08%
Effective income tax rate	16.00%	(2.64)%

The per share effect of the tax holiday were as follows:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Tax holiday effect	$(520)	$846
Effect of tax holiday on basic net income per share	(0.01)	0.02
Effect of tax holiday on diluted net income per share	(0.01)	0.02

As of December 31, 2024 and June 30, 2025, the significant components of the deferred tax assets and deferred tax liability were summarized below:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Deferred tax assets:
Allowance for inventories and others	$253	$283
Net operating loss carried forward	2,671	4,374
Total deferred tax assets	2,924	4,657
Valuation allowance	(946)	(2,679)
Deferred tax assets, net of valuation allowance	$1,978	$1,978

Deferred tax liability:
Accelerated tax depreciation and others	$(450)	$(445)
Total deferred tax liability	$(450)	$(445)